Condensed Statement of Comprehensive Income (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Comprehensive Income (Loss) [Line Items]
Net income	$ 51,435,171	$ 22,826,454	$ 23,969,950
Other comprehensive income:
Change in cumulative foreign currency translation adjustment	4,508,372	1,370,387	2,583,548
Other comprehensive income	4,508,372	1,370,387	2,583,548
Comprehensive income	57,546,410	24,279,553	26,553,498
Parent Company
Comprehensive Income (Loss) [Line Items]
Net income	51,435,171	22,826,454	23,969,950
Other comprehensive income:
Change in cumulative foreign currency translation adjustment	4,231,071	1,336,728	2,583,548
Other comprehensive income	4,231,071	1,336,728	2,583,548
Comprehensive income	$ 55,666,242	$ 24,163,182	$ 26,553,498